INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The following is a reconciliation of the provision for income taxes computed at the statutory federal rate of 34% to the net provision for income taxes for the year ended June 30, 2015, the six months ended June 30, 2014, and the year ended December 31, 2013:

	2015	2014	2013
Benefit at statutory rate (34%)	$(1,805,000)	$(913,000)	$(914,000)
State tax benefit, net of federal tax benefit	(224,000)	(124,000)	(115,000)
Stock based compensation and other	378,000	192,000	240,000

Change in valuation allowance	1,651,800	845,800	789,800
Net provision for income taxes	$800	$800	$800